Property, Plant and Equipment (Details) - Schedule of fair value approximated carry amounts, being the initial cost to acquire these investment properties - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
COST [Member]
Property, Plant and Equipment (Details) - Schedule of fair value approximated carry amounts, being the initial cost to acquire these investment properties [Line Items]
Opening balance at 1 January	$ 24,118,655	$ 12,291,058
Acquisitions
Capitalized subsequent expenditure
Classified as held for sale or disposals
Transfer (to)/from inventories and owner-occupied property	5,487,395	10,983,012
Translation adjustment	748,918	(844,585)
Closing balance at 31 December	30,354,968	24,118,655
DEPRECIATION AND IMPAIRMENT
Property, Plant and Equipment (Details) - Schedule of fair value approximated carry amounts, being the initial cost to acquire these investment properties [Line Items]
Opening balance at 1 January	(15,844,460)	(7,191,880)
Provided for the year	(540,273)	(400,328)
Eliminated upon disposal of assets
Impairment for the year	(2,673,131)
Transfer to/(from) inventories and owner-occupied property	(3,394,864)	(7,758,060)
Translation adjustment	(537,712)	(494,192)
Closing balance at 31 December	(22,990,440)	(15,844,460)
Carrying Amount [Member]
Property, Plant and Equipment (Details) - Schedule of fair value approximated carry amounts, being the initial cost to acquire these investment properties [Line Items]
Closing balance at 31 December	$ 7,364,527	$ 8,274,195